Intangible assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Finite Lived Intangible Assets [Line Items]
Cost	$ 15,390	$ 15,390
Accumulated Amortization	(7,682)	(6,612)
NBV	7,708	8,778
Amortization Schedule
2017	676
2018	676
2019	676
2020	678
2021	676
Thereafter	4,326
Concession Agreements
Finite Lived Intangible Assets [Line Items]
Cost	12,025	12,025
Accumulated Amortization	(4,317)	(3,639)
NBV	7,708	8,386
Amortization Schedule
2017	676
2018	676
2019	676
2020	678
2021	676
Thereafter	4,326
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Cost	3,365	3,365
Accumulated Amortization	(3,365)	(2,973)
NBV	0	$ 392
Amortization Schedule
2017	0
2018	0
2019	0
2020	0
2021	0
Thereafter	$ 0